CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Ending balance at Dec. 31, 2020		$ 216	$ 1,035	$ 8,453,607	$ (3,454,848)	$ 5,000,010
Ending balance (in shares) at Dec. 31, 2020			10,350,000
Beginning balance at Feb. 03, 2020		$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to initial stockholders	[1]		$ 1,035	23,965		25,000
Issuance of Class B common stock to initial stockholders (in shares)	[1]		10,350,000
Sale of 41,400,000 Units, net of offering costs		$ 4,140		390,504,008		390,508,148
Sale of 41,400,000 Units, net of offering costs (in shares)		41,400,000
Sale of 6,853,333 Private Placement Units				10,280,000		10,280,000
Common stock subject to possible redemption		$ (3,924)		(392,354,366)		(392,358,290)
Common stock subject to possible redemption (in shares)		(39,235,829)
Net loss					(3,454,848)	(3,454,848)
Ending balance at Dec. 31, 2020		$ 216	$ 1,035	$ 8,453,607	$ (3,454,848)	$ 5,000,010
Ending balance (in shares) at Dec. 31, 2020			10,350,000

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 5).